Legal and Arbitral Proceedings - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Claim Claims	Dec. 31, 2017 CAD ($) Claim Claims	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Nov. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of Legal and Arbitral Proceedings [Line Items]
Provisions for product liability risks, litigation and other			€ 1,164.0				€ 968.0	€ 908.0
Environment risks and remediation			€ 686.0				€ 732.0	€ 708.0
Number of dismissed appeals filed by plaintiffs	2	2
Number of appeals decisions	2	2
Germany [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Costs related to specific waste deposit site, percentage	75.00%	75.00%
Plavix product litigation in the US [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions			759	759	759
Number of plaintiffs			1,395	1,395	1,395
Number of ingesting plaintiffs			1,134	1,134	1,134
Taxotere product litigation in the US [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions			7,123	7,123	7,123
Number of plaintiffs			8,208	8,208	8,208
Number of ingesting plaintiffs			7,580	7,580	7,580
Number of loss consortium plaintiffs	629	629
Depakine product litigation in france as of January 2017 [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions			56	56	56
Number of plaintiffs			90	90	90
Number of class action filed against a French affiliate | Claim	1	1
Number of claims on which the class action is based | Claims	14	14
Depakine product litigation in france as of January 2017 [Member] | Action for which we are defendant [Member] | Plaintiff [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable						€ 2.0
Depakine product litigation in france as of January 2017 [Member] | Action for which we are defendant [Member] | Caisse Primaire D Assurance Maladie [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable						€ 1.0
Ramipril Canada Patent Litigation [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Losses on litigation settlements | $		$ 221
Plavix Litigation (Commonwealth) in Australia [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Security bond posted increased from			€ 26.0		$ 40
Security bond posted increased to			133.0		204
Apotex sought damages range from			13.0		20
Apotex sought damages range to			154.0		236
Payment of damages sought by Australian Department of Health related to the Apotex preliminary injunction, up to			€ 293.0		$ 449
Aventis Behring Retained Liabilities [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Threshold amount relating to losses triggering indemnification | $				$ 10
Indemnification aggregate cap | $				300
Indemnification aggregate cap related to product liability claims | $				$ 500
Indemnification related to environmental indemnifiable losses limited to			90.00%	90.00%	90.00%
Aventis Crop Science Retained Liabilities [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Global indemnification cap and indemnification cap related to environmental liabilities			€ 836.0
Indemnification cap related to product liability cases			418.0
Agregate particpation percentage of legacy companies in ACS	76.00%	76.00%
Indemnification amount for damages sought by Bayer in the LLRICE601 and LLRICE604 arbitration			787.5
Amount of incurred losses alleged by Bayer in the LLRICE litigation | $	$ 1,200
Aventis Animal Nutrition retained liabilities [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Global indemnification cap			€ 223.0
Rhodia Shareholder Litigation [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of claims before a commercial court			2	2	2
Amount of damages sought by plaintiffs to be awarded to Rhodia			€ 925.0
Amount of damages for alleged individual losses sought by plaintiff 1			4.3
Amount of damages for alleged individual losses sought by plaintiff 2			125.4
Clariant Retained Liabilities - Specially Chemicals Business [member] | Germany [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Threshold amount, relating to environmental costs attributable to four defined waste deposit sites in Germany, triggering indemnification to Clariant			20.5
Infraserv Hoechst Retained Liabilities [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Fund reserves transferred to Infraserv Hoechst			57.0
Agreed reimbursement to Infraserv Hoechst of current and future environmental expenses up to			€ 143.0
Sanofi Pasteur Hepatitis B Vaccine Product Litigation Since 1996 [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions			180	180	180
Praluent (alirocumab)-related amgen patent litigation in the U.S.[Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed			4	4	4
Number of patent actions after consolidation			1	1	1
Number of patents allegedly infringed			7	7	7
Number of patents found infringed			2	2	2
Praluent (Alirocumab) Related Amgen Patent Litigation in Europe [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed			3	3	3
Praluent (alirocumab)-related EPO patent oppositions [Member] | Action for which we are defendant [Member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of opposition actions			5	5	5
Celanese A G retained liabilities [member]
Disclosure of Legal and Arbitral Proceedings [Line Items]
Environmental damages amount up to which CCC is liable to indemnification			€ 250.0
Environmental damages amount up to which Hoechst is liable to indemnification and from which liabilities are shared between Hoechst and CCC			€ 750.0